Schedule of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Deferred tax assets:
- Depreciation of property and equipment	$ 3,240	$ 25,168	$ 92,438	$ 85,519
- Net operating loss carry forwards	367,179	2,852,133	145,144
Total deferred tax assets	370,419	2,877,301	237,582	85,519
Less: valuation allowance	(367,179)	(2,852,133)
Deferred tax assets, net	3,240	25,168	237,582	85,519
Deferred tax liabilities:
- Amortization of capitalized development costs	(399,073)	(3,099,882)	(2,530,537)	(2,238,187)
Deferred tax liabilities, net	$ (395,833)	$ (3,074,714)	$ (2,292,955)	$ (2,152,668)